CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Profit for the year		£ 5,885	£ 1,387	£ 3,006
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax		1,720	138	(1,433)
Tax		(658)	(25)	316
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans		1,062	113	(1,117)
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value		61	(50)	0
Tax		(4)	(16)	12
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments		57	(66)	12
Gains and losses attributable to own credit risk:
Losses before tax		(86)	(75)	(419)
Tax		34	20	113
Gains losses attributable to own credit risk after tax		(52)	(55)	(306)
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value		133	46	(30)
Income statement transfers in respect of disposals		2	(149)	(196)
Income statement transfers in respect of impairment		(2)	5	(1)
Tax		(25)	74	71
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income		108	(24)	(156)
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income		(2,279)	730	1,209
Net income statement transfers		(621)	(496)	(608)
Tax		814	(109)	(148)
Other comprehensive income, net of tax, cash flow hedges		(2,086)	125	453
Movements in foreign currency translation reserve:
Currency translation differences (tax: £nil)		(39)	4	(12)
Transfers to income statement (tax: £nil)		0	13	0
Increase (decrease) through foreign exchange and other movements, financial assets		(39)	17	(12)
Total other comprehensive income for the year, net of tax		(950)	110	(1,126)
Total comprehensive income for the year	[1]	4,935	1,497	1,880
Comprehensive income attributable to [abstract]
Total comprehensive income attributable to ordinary shareholders		4,405	975	1,333
Total comprehensive income attributable to other equity holders		429	453	466
Total comprehensive income attributable to equity holders		4,834	1,428	1,799
Total comprehensive income attributable to non-controlling interests		£ 101	£ 69	£ 81

[1]	1Total comprehensive income attributable to owners of the parent was £4,834 million (2020: £1,428 million; 2019: £1,799 million).